Label	Element	Value
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.40%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $632.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $566.25 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $706.75 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)